                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-5536

                      (Investment Company Act File Number)

                                 Hibernia Funds
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End: 8/31/2004

               Date of Reporting Period: Six Months Ended 2/29/04

Item 1.     Reports to Stockholders

SEMI-ANNUAL REPORT

FEBRUARY 29, 2004 (unaudited)

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

[Logo of Hibernia Funds]

Hibernia Capital Appreciation Fund
Class A Shares
Class B Shares

Hibernia Louisiana Municipal Income Fund
Class A Shares
Class B Shares

Hibernia Mid Cap Equity Fund
Class A Shares
Class B Shares

Hibernia Total Return Bond Fund

Hibernia U.S. Government Income Fund

Hibernia Cash Reserve Fund
Class A Shares
Class B Shares

Hibernia U.S. Treasury Money Market Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Financial Highlights

Hibernia Funds

February 29, 2004 (unaudited)

(For a share outstanding throughout each period)

Year Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Distributions in Excess of Net Investment Income
Capital Appreciation Fund--Class A Shares
1999	$ 21.14	0.01	7.73	7.74	(0.00)(3)	(2.79)	(0.02) (4)
2000	$ 26.07	(0.01)	4.50	4.49	--	(3.15)	--
2001	$ 27.41	0.02	(6.07)	(6.05)	--	(0.52)	--
2002	$ 20.84	0.04	(3.44)	(3.40)	(0.02)	(0.92)	--
2003	$ 16.50	0.08(5)	1.31	1.39	(0.07)	--	--
2004(6)	$ 17.82	0.04(5)	2.14	2.18	(0.07)	(1.14)	--
Capital Appreciation Fund--Class B Shares
1999	$ 20.99	(0.16)	7.66	7.50	--	(2.79)	--
2000	$ 25.70	(0.18)	4.39	4.21	--	(3.15)	--
2001	$ 26.76	(0.18)	(5.87)	(6.05)	--	(0.52)	--
2002	$ 20.19	(0.11)	(3.31)	(3.42)	--	(0.92)	--
2003	$ 15.85	(0.04)(5)	1.25	1.21	--	--	--
2004(6)	$ 17.06	(0.03)(5)	2.06	2.03	--	(1.14)	--
Louisiana Municipal Income Fund--Class A Shares
1999	$ 11.47	0.54	(0.54)	0.00	(0.54)	(0.08)	--
2000	$ 10.85	0.56	0.09	0.65	(0.55)	(0.10)	--
2001	$ 10.85	0.53(5)	0.50	1.03	(0.53)	(0.02)	--
2002	$ 11.33	0.51(8)	0.07(8)	0.58	(0.51)	(0.00)(3)	--
2003	$ 11.40	0.50	(0.12)	0.38	(0.50)	(0.07)	--
2004(6)	$ 11.21	0.24(5)	0.40(5)	0.64	(0.24)	(0.03)	--
Louisiana Municipal Income Fund--Class B Shares
2002(9)	$ 11.36	0.34(8)	0.05(8)	0.39	(0.35)	(0.00) (3)	--
2003	$ 11.40	0.40	(0.12)	0.28	(0.40)	(0.07)	--
2004(6)	$ 11.21	0.19(5)	0.42(5)	0.61	(0.20)	(0.03)	--

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2) This voluntary expense decrease is reflected in both the expense and net investment income ratios.

(3) Represents less than $0.01.

(4) These distributions in excess of net investment income were a result of certain book and tax timing differences. These distributions do not represent a return of capital for federal tax purposes.

(5) Based on average shares outstanding.

(6) Six months ended February 29, 2004 (unaudited).

			Ratio to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return (1)	Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement (2)	Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

(2.81)	$ 26.07	38.35%	1.22%	0.03%	--	$ 352,876	44%
(3.15)	$ 27.41	18.55%	1.20%	(0.04) %	--	$ 380,073	8%
(0.52)	$ 20.84	(22.37)%	1.21%	0.07%	--	$ 265,817	2%
(0.94)	$ 16.50	(17.18)%	1.23%	0.18%	--	$ 217,744	3%
(0.07)	$ 17.82	8.46%	1.27%	0.48%	--	$ 234,905	29%
(1.21)	$ 18.79	12.75%	1.25%(7)	0.41%(7)	--	$ 252,184	13%

(2.79)	$ 25.70	37.35%	1.98%	(0.73)%	--	$ 18,435	44%
(3.15)	$ 26.76	17.65%	1.95%	(0.79)%	--	$ 21,159	8%
(0.52)	$ 20.19	(22.93)%	1.96%	(0.68)%	--	$ 15,245	2%
(0.92)	$ 15.85	(17.83)%	1.98%	(0.57)%	--	$ 11,849	3%
--	$ 17.06	7.63%	2.02%	(0.27)%	--	$ 11,865	29%
(1.14)	$17.95	12.39%	2.00%(7)	(0.34)%(7)	--	$ 12,878	13%

(0.62)	$ 10.85	(0.08)%	0.66%	4.77%	0.29%	$ 92,702	17%
(0.65)	$ 10.85	6.23%	0.67%	5.20%	0.33%	$ 93,684	12%
(0.55)	$ 11.33	9.79%	0.66%	4.83%	0.33%	$ 98,822	9%
(0.51)	$ 11.40	5.32%	0.71%	4.59%(8)	0.33%	$ 84,361	10%
(0.57)	$ 11.21	3.33%	0.74%	4.36%	0.33%	$ 81,468	9%
(0.27)	$ 11.58	5.77%	0.74%(7)	4.16%(7)	0.33%(7)	$ 85,287	6%

(0.35)	$ 11.40	3.60%	1.59%(7)	3.76%(7)(8)	0.23%(7)	$ 2,824	10%
(0.47)	$ 11.21	2.47%	1.59%	3.51%	0.23%	$ 4,127	9%
(0.23)	$ 11.59	5.42%	1.59%(7)	3.31%(7)	0.23%(7)	$ 4,174	6%

(7) Computed on an annualized basis.

(8) Effective September 1, 2001 the Hibernia Louisiana Municipal Income Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment companies and began accreting short and long term discounts on debt securities. For the period ended August 31, 2002 this change had no effect on net investment income per share or net realized and unrealized gain per share, but increased the ratio of net investment income to average net assets from 4.58% to 4.59% for Class A Shares and increased the ratio of net investment income to average net assets from 3.75% to 3.76% for Class B Shares. Per share, ratios and supplemental data for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(9) Reflects operations for the period from November 15, 2001 (date of initial public offering) to August 31, 2002.

Financial Highlights

Hibernia Funds

February 29, 2004 (unaudited)

(For a share outstanding throughout each period)

Year Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Distributions in Excess of Net Investment Income
Mid Cap Equity Fund--Class A Shares
1999	$ 8.14	(0.05)(3)	3.26	3.21	--	--	--
2000	$ 11.35	(0.05)	4.71	4.66	--	--	--
2001	$ 16.01	(0.03)	(2.12)	(2.15)	--	(1.29)	--
2002	$ 12.57	(0.02)	(1.01)	(1.03)	--	(0.08)	--
2003	$ 11.46	(0.05)(3)	1.51	1.46	--	--	--
2004(4)	$ 12.92	(0.01)(3)	2.13	2.12	--	(0.07)	--
Mid Cap Equity Fund--Class B Shares
1999	$ 8.13	(0.13)(3)	3.29	3.16	--	--	--
2000	$ 11.29	(0.11)	4.63	4.52	--	--	--
2001	$ 15.81	(0.11)	(2.13)	(2.24)	--	(1.29)	--
2002	$ 12.28	0.18	(1.26)	(1.08)	--	(0.08)	--
2003	$ 11.12	(0.14)(3)	1.46	1.32	--	--	--
2004(4)	$ 12.44	(0.06)(3)	2.05	1.99	--	(0.07)	--
Total Return Bond Fund
1999	$ 10.27	0.58	(0.57)	0.01	(0.57)	(0.03)	--
2000	$ 9.68	0.59	(0.07)	0.52	(0.58)	--	--
2001	$ 9.62	0.57	0.56	1.13	(0.59)	--	--
2002	$ 10.16	0.52(3)(6)	-- (6)	0.52	(0.53)	--	--
2003	$ 10.15	0.45 (3)	(0.11)	0.34	(0.51)	--	--
2004(4)	$ 9.98	0.21	0.12	0.33	(0.24)	--	--

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2) This voluntary expense decrease is reflected in both the expense and net investment income ratios.

(3) Based on average shares outstanding.

(4) Six months ended February 29, 2004 (unaudited).

(5) Computed on an annualized basis.

(6) Effective September 1, 2001, the Total Return Bond Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premiums on long term debt securities. The effect of this change for the fiscal year ended August 31, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain/loss per share by $0.01, and decrease the ratio of net investment income to average net assets from 5.34% to 5.18%. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

			Ratio to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return (1)	Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement (2)	Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

--	$ 11.35	39.43%	1.76%	(0.44)%	0.70%	$ 18,283	55%
--	$ 16.01	41.06%	1.72%	(0.35)%	0.23%	$ 26,171	32%
(1.29)	$ 12.57	(14.05)%	1.58%	(0.21)%	0.15%	$ 36,985	20%
(0.08)	$ 11.46	(8.27)%	1.57%	(0.51)%	--	$ 42,545	12%
--	$ 12.92	12.74%	1.55%	(0.48)%	--	$ 59,735	25%
(0.07)	$ 14.97	16.53%	1.48%(5)	(0.11)%(5)	--	$ 66,875	18%

--	$ 11.29	38.87%	2.51%	(1.21)%	0.63%	$ 1,990	55%
--	$ 15.81	40.04%	2.47%	(1.10)%	0.23%	$ 4,090	32%
(1.29)	$ 12.28	(14.86)%	2.33%	(0.94)%	0.15%	$ 3,548	20%
(0.08)	$ 11.12	(8.87)%	2.32%	(1.26)%	--	$ 3,450	12%
--	$ 12.44	11.87%	2.30%	(1.23)%	--	$ 3,795	25%
(0.07)	$ 14.36	16.12%	2.23%(5)	(0.86)%(5)	--	$ 4,659	18%

(0.60)	$ 9.68	(0.03)%	0.99%	5.69%	0.30%	$ 79,913	20%
(0.58)	$ 9.62	5.53%	0.98%	6.04%	0.30%	$ 77,909	11%
(0.59)	$ 10.16	12.08%	0.97%	5.79%	0.30%	$ 71,060	8%
(0.53)	$ 10.15	5.39%	1.01%	5.18%(6)	0.30%	$ 47,428	0%
(0.51)	$ 9.98	3.38%	1.01%	4.38%	0.40%	$ 48,563	20%
(0.24)	$ 10.07	3.34%	1.01%(5)	4.10%(5)	0.40%(5)	$ 52,738	6%

Financial Highlights (continued)

Hibernia Funds

February 29, 2004 (unaudited)

(For a share outstanding throughout each period)

Year Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income
U.S. Government Income Fund
1999	$ 10.33	0.57	(0.52)	0.05	(0.57)
2000	$ 9.81	0.58	0.03	0.61	(0.57)
2001	$ 9.85	0.59	0.46	1.05	(0.60)
2002	$ 10.30	0.61(3)	0.13(3)	0.74	(0.56)
2003	$ 10.48	0.42(4)	(0.11)	0.31	(0.49)
2004(5)	$ 10.30	0.18	0.20	0.38	(0.22)
Cash Reserve Fund--Class A Shares
1999	$ 1.00	0.04	--	0.04	(0.04)
2000	$ 1.00	0.05	--	0.05	(0.05)
2001	$ 1.00	0.05	--	0.05	(0.05)
2002	$ 1.00	0.01	(0.00)(7)	0.01	(0.01)
2003	$ 1.00	0.01	0.00(7)	0.01	(0.01)
2004(5)	$ 1.00	0.00(7)	0.00(7)	0.00(7)	0.00(7)
Cash Reserve Fund--Class B Shares
1999(8)	$ 1.00	0.03	--	0.03	(0.03)
2000	$ 1.00	0.04	--	0.04	(0.04)
2001	$ 1.00	0.04	--	0.04	(0.04)
2002	$ 1.00	0.01	(0.00)(7)	0.01	(0.01)
2003	$ 1.00	0.01	0.00(7)	0.01	(0.01)
2004(5)	$ 1.00	0.00(7)	0.00(7)	0.00(7)	0.00(7)
U.S. Treasury Money Market Fund
1999	$ 1.00	0.04	--	0.04	(0.04)
2000	$ 1.00	0.05	--	0.05	(0.05)
2001	$ 1.00	0.05	--	0.05	(0.05)
2002	$ 1.00	0.01	--	0.01	(0.01)
2003	$ 1.00	0.01	--	0.01	(0.01)
2004(5)	$ 1.00	0.00(7)	--	0.00(7)	0.00(7)

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2) This voluntary expense decrease is reflected in both the expense and net investment income ratios.

(3) Effective September 1, 2001, the U.S. Government Income Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premiums on long term debt securities. The effect of this change for the fiscal year ended August 31, 2002 was to decrease net investment income per share by $0.05, increase net realized and unrealized gain/loss per share by $0.05, and decrease the ratio of net investment income to average net assets from 5.41% to 4.87%. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(4) Based on average shares outstanding.

(5) Six months ended February 29, 2004 (unaudited).

		Ratio to Average Net Assets
Net Asset Value, End of Period	Total Return(1)	Expenses	Net Investment Income	Expense Waiver/ Reimbursement(2)	Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

$ 9.81	0.41%	0.70%	5.55%	0.27%	$ 84,242	24%
$ 9.85	6.47%	0.68%	5.96%	0.31%	$ 85,724	15%
$10.30	10.95%	0.68%	5.83%	0.31%	$ 85,017	27%
$10.48	7.39%	0.69%	4.87%(3)	0.31%	$ 85,093	39%
$10.30	3.01%	0.70%	3.97%	0.31%	$ 89,573	31%
$ 10.46	3.68%	0.69%(6)	3.42%(6)	0.31%(6)	$ 88,246	10%

$ 1.00	4.23%	0.92%	4.16%	--	$ 157,099	--
$ 1.00	5.10%	0.94%	5.03%	--	$ 232,410	--
$ 1.00	4.66%	0.90%	4.47%	--	$ 244,254	--
$ 1.00	1.27%	0.84%	1.28%	0.06%	$ 212,320	--
$ 1.00	0.80%	0.53%	0.81%	0.40%	$ 182,575	--
$ 1.00	0.25%	0.54%(6)	0.51%(6)	0.40%(6)	$ 163,844	--

$ 1.00	3.37%	1.67%(6)	3.35%(6)	--	$ 77	--
$ 1.00	4.31%	1.69%	4.27%	--	$ 189	--
$ 1.00	3.88%	1.65%	3.34%	--	$ 509	--
$ 1.00	0.84%	1.30%	0.81%	0.35%	$ 696	--
$ 1.00	0.57%	0.89%	0.45%	0.79%	$ 677	--
$ 1.00	0.18%	0.69%(6)	0.36%(6)	1.00%(6)	$ 437	--

$ 1.00	4.23%	0.63%	4.14%	--	$ 213,793	--
$ 1.00	5.15%	0.63%	4.99%	--	$ 198,457	--
$ 1.00	4.68%	0.64%	4.56%	--	$ 210,102	--
$ 1.00	1.38%	0.62%	1.37%	--	$ 193,535	--
$ 1.00	0.62%	0.65%	0.61%	--	$ 221,334	--
$ 1.00	0.15%	0.65%(6)	0.31%(6)	--	$ 147,462	--

(6) Computed on an annualized basis.

(7) Represents less than $0.01.

(8) Reflects operations for the period from September 4, 1998 (date of initial public offering) to August 31, 1999.

Portfolio of Investments

Hibernia Funds

February 29, 2004 (unaudited)

CAPITAL APPRECIATION FUND

Shares		Value

	COMMON STOCK--98.3%
	Commercial Services--1.4%
33,000	McGraw-Hill Cos., Inc.	$ 2,579,610
13,000	Omnicom Group, Inc.	1,063,400

	Total	3,643,010

	Communications--3.6%
115,200	Bell South Corp.	3,174,912
62,800	(1) NEXTEL Communications, Inc., Class A	1,663,572
124,600	Verizon Communications	4,775,918

	Total	9,614,402

	Consumer Durables--0.9%
84,563	Ford Motor Co.	1,162,741
25,400	General Motors Corp.	1,222,248

	Total	2,384,989

	Consumer Non-Durables--8.3%
54,000	Altria Group, Inc.	3,107,700
51,620	Anheuser-Busch Cos., Inc.	2,747,217
23,500	(1) Coach, Inc.	931,305
69,445	Coca-Cola Co.	3,469,472
34,900	Kimberly-Clark Corp.	2,257,332
93,200	Pepsi Co, Inc.	4,837,080
45,141	Procter & Gamble Co.	4,627,404

	Total	21,977,510

	Consumer Services--4.4%
31,750	(1) Comcast Corp., Class A	953,770
127,600	(1) Fox Entertainment Group, Inc., Class A	3,702,952
158,940	(1) Time Warner, Inc.	2,741,715
117,400	(1) Yum! Brands, Inc.	4,347,322

	Total	11,745,759

	Distribution Services--1.0%
98,100	McKesson HBOC, Inc.	2,679,111

	Electronic Technology--9.4%
224,720	(1) Cisco Systems, Inc.	5,191,032
107,900	(1) Dell, Inc.	3,522,935
140,700	(1) EMC Corp. Mass	2,014,824
54,000	(1) Foundry Networks, Inc.	1,274,400
85,386	Hewlett-Packard Co.	1,939,116
201,432	Intel Corp.	$ 5,887,857
24,500	(1) KLA-Tencor Corp.	1,293,600
78,500	(1) National Semiconductor Corp.	3,089,760
19,600	(1) Qlogic Corp.	819,280

	Total	25,032,804

	Energy Minerals--5.0%
9,800	Anadarko Petroleum Corp.	502,250
35,300	Apache Corp.	1,453,301
6,005	ChevronTexaco Corp.	530,542
29,400	ConocoPhillips	2,024,778
120,410	ExxonMobil Corp.	5,077,690
51,600	Marathon Oil Corp.	1,813,224
36,807	Royal Dutch Petroleum Co., ADR	1,825,259

	Total	13,227,044

	Finance--20.8%
44,200	Allstate Corp.	2,016,846
72,050	Ambac Financial Group, Inc.	5,634,310
52,395	American Express Co.	2,798,941
77,500	Bank of America Corp.	6,348,800
24,000	Bear Stearns Cos., Inc.	2,108,160
114,800	Citigroup, Inc.	5,769,848
43,200	Countrywide Financial Corp.	3,958,416
29,400	Equity Office Properties Trust	839,076
42,200	Golden West Financial Corp.	4,870,724
27,500	Goldman Sachs Group, Inc.	2,911,425
109,900	J.P. Morgan Chase & Co.	4,508,098
9,800	Merrill Lynch & Co., Inc.	599,858
39,200	MetLife, Inc.	1,377,880
37,300	SouthTrust Corp.	1,253,280
206,100	UNUMProvident Corp.	3,054,402
39,200	Union Planters Corp.	1,175,216
29,530	Wachovia Corp.	1,416,554
48,780	Washington Mutual, Inc.	2,192,173
40,400	Wells Fargo & Co.	2,316,940

	Total	55,150,947

	Health Services--1.5%
49,100	IMS Health, Inc.	1,216,698
4,653	(1) Medco Health Solutions, Inc	151,967
40,200	UnitedHealth Group, Inc.	2,492,400

	Total	3,861,065

	COMMON STOCK--continued
	Health Technology--10.8%
39,200	Abbott Laboratories	$ 1,677,760
48,800	(1) Amgen, Inc.	3,100,264
97,756	Johnson & Johnson	5,270,026
19,680	Lilly (Eli) & Co.	1,455,139
38,715	Merck & Co., Inc.	1,861,417
49,100	Mylan Laboratories, Inc.	1,153,850
186,557	Pfizer, Inc.	6,837,314
66,700	(1) Watson Pharmaceuticals, Inc.	3,062,864
53,912	(1) Zimmer Holdings, Inc.	4,077,904

	Total	28,496,538

	Industrial Services--0.8%
33,900	Schlumberger Ltd.	2,186,211

	Non-Energy Minerals--1.6%
110,702	Alcoa, Inc.	4,148,004

	Process Industries--1.4%
51,000	Air Products & Chemicals, Inc.	2,460,240
19,600	Sigma-Aldrich Corp.	1,120,532

	Total	3,580,772

	Producer Manufacturing--7.9%
49,100	3M Co.	3,830,782
14,700	Caterpillar, Inc.	1,113,525
13,100	Emerson Electric Co.	818,488
181,500	General Electric Co.	5,902,380
17,700	Graco, Inc.	751,542
32,400	Molex, Inc.	1,026,432
29,400	PACCAR, Inc.	1,629,054
68,700	Tyco International Ltd.	1,962,759
43,200	United Technologies Corp.	3,979,152

	Total	21,014,114

	Retail Trade--7.4%
54,000	Home Depot, Inc.	1,960,740
55,900	Sherwin-Williams Co.	1,956,500
73,600	SUPERVALU, Inc.	2,082,880
337,500	TJX Cos., Inc.	7,948,125
93,200	Wal-Mart Stores, Inc.	5,550,992

	Total	19,499,237

	Technology Services--7.8%
90,300	Electronic Data Systems Corp.	$ 1,729,245
98,100	First Data Corp.	4,020,138
34,300	International Business Machines Corp.	3,309,950
343,400	Microsoft Corp.	9,100,100
58,900	(1) Symantec Corp.	2,423,146
	Total	20,582,579
	Transportation--1.5%
33,400	Burlington Northern Santa Fe	1,074,812
44,200	FedEx Corp.	3,035,656

	Total	4,110,468

	Utilities--2.8%
33,400	Constellation Energy Group	1,327,650
54,700	DTE Energy Co.	2,213,162
38,600	Exelon Corp.	2,591,604
14,700	NICOR, Inc.	531,258
24,500	Questar Corp.	878,325

	Total	7,541,999

	TOTAL COMMON STOCKS (identified cost $179,677,411)	260,476,563

	Mutual Fund--0.0%
17,000	Fidelity Institutional Cash Treasury Money Market Fund (at net asset value)	17,000

	TOTAL INVESTMENTS--98.3% (identified cost $179,694,411)	260,493,563

	OTHER ASSETS AND LIABILITIES--NET--1.7%	4,568,152

	TOTAL NET ASSETS--100%	$ 265,061,715

LOUISIANA MUNICIPAL INCOME FUND

Principal Amount		Credit Rating(3)	Value

	(2) LONG-TERM MUNICIPALS--97.9%
	Guam--1.3%
$ 1,020,000	Guam Airport Authority Revenue Bonds, Revenue Bonds (Series A), 5.25%, 10/1/2014	AAA	$ 1,175,601

	Louisiana--96.6%
1,000,000	Bossier City, LA, Revenue Bonds, 5.00% (FGIC INS), 12/1/2019	AAA	1,079,020
500,000	Bossier City, LA, Revenue Refunding Bonds, 5.20% (FGIC INS)/(Original Issue Yield: 5.35%), 11/1/2014	AAA	556,050
1,000,000	Calcasieu Parish, LA, IDB, Sales Tax, 5.50% (FSA LOC), 11/1/2019	AAA	1,112,420
70,000	East Baton Rouge, LA, Mortgage Finance Authority, Revenue Refunding Bonds, 4.80% (GNMA Collateralized Home Mortgage Program COL), 10/1/2004	NR	71,432
260,000	East Baton Rouge, LA, Mortgage Finance Authority, SFM Purchasing Revenue Bonds (Series B), 5.40% (FNMA COL), 10/1/2025	NR	263,458
100,000	East Baton Rouge, LA, Mortgage Finance Authority, SFM Revenue Refunding Bonds (Series C), 7.00%, 4/1/2032	NR	100,100
750,000	East Baton Rouge Parish, LA, Refunding Revenue Bonds, 5.00% (FGIC INS)/(Original Issue Yield: 4.72%), 2/1/2013	AAA	836,295
$ 1,500,000	East Baton Rouge Parish, LA, Refunding Revenue Bonds, 5.40% (FGIC INS)/(Original Issue Yield: 5.85%), 2/1/2018	AAA	$ 1,622,565
1,250,000	East Baton Rouge Parish, LA, Sales & Use Tax Revenue Bonds (Series ST), 5.90% (FGIC INS), 2/1/2017	AAA	1,324,850
1,000,000	Ernest N Morial-New Orleans, LA, Exhibit Hall Authority, Special Tax Refunding Bonds (Series C), 5.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.58%), 7/15/2018	AAA	1,094,740
1,200,000	Ernest N Morial-New Orleans, LA, Exhibit Hall Authority, Special Tax Refunding Bonds (Series C), 5.60% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.65%), 7/15/2025	AAA	1,301,784
1,300,000	Harahan, LA, Refunding Bonds, 6.10%, 6/1/2024	AA	1,471,340
1,995,000	Jefferson Parish, LA, Home Mortgage Authority, Refunding Revenue Bonds (Series A), 6.15% (FNMA and GNMA COL), 6/1/2028	AAA	2,172,715
500,000	Jefferson Parish, LA, Home Mortgage Authority, Revenue Bonds, 5.85% (FNMA COL)/(GNMA LOC), 12/1/2028	AAA	526,405
680,000	Jefferson, LA, Sales Tax District Special Sales Tax Revenue (Series B), 5.75% (AMBAC INS)/(Original Issue Yield: 5.20%), 12/1/2014	AAA	811,934
	(2) LONG-TERM MUNICIPALS--continued
	Louisiana--continued
$ 1,000,000	Jefferson Parish, LA, Hospital Service District No. 2, Refunding Revenue Bonds, 5.75% (MBIA Insurance Corp. INS)/(Original Issue Yield: 6.05%), 7/1/2016	AAA	$ 1,023,180
1,000,000	Jefferson Parish, LA, School Board, GO UT Bonds, 5.10% accrual (FSA INS)/(Original Issue Yield: 5.10%), 3/1/2010	AAA	840,280
500,000	Lafayette Parish, LA, School Board, Refunding Revenue Bonds, 4.50% (FGIC INS)/(Original Issue Yield: 4.85%), 4/1/2008 (@101.5)	AAA	530,040
1,500,000	Lafayette, LA, Public Improvement Sales Tax (Series A), 5.625% (FGIC INS)/(Original Issue Yield: 5.69%), 3/1/2025	AAA	1,672,830
1,305,000	Lafayette, LA, Public Power Authority (Series A), 5.00% (AMBAC INS)/(Original Issue Yield: 2.47%), 11/1/2008	AAA	1,475,720
1,000,000	Louisiana HFA, Revenue Bond, 7.10% (Villa Maria Retirement Center)/(GNMA COL), 1/20/2035	AAA	1,031,120
70,000	Louisiana HFA, SFM Revenue Bonds (Series A-2), 6.55%, 12/1/2026	NR	71,886
$ 1,000,000	Louisiana Local Government Environmental Facilities Community Development Authority (Series A), Revenue Bonds, 5.20% (Original Issue Yield: 5.30%), 6/1/2031	NR	$ 1,071,110
1,835,000	Louisiana Local Government Environmental Facilities Community Development Authority, 5.50% (MBIA Global Funding LLC LOC), 12/1/2012	NR	2,163,116
750,000	Louisiana Local Government Environmental Facilities Community Development Authority, Refunding Revenue Bonds, 2.875% (MBIA Insurance Corp. INS)/(Original Issue Yield: 2.79%), 12/1/2010	AAA	760,087
1,500,000	Louisiana Local Government Environmental Facilities Community Development Authority, Refunding Revenue Bonds, 5.00% (MBIA Insurance Corp. INS), 12/1/2032	AAA	1,562,085
1,500,000	Louisiana Local Government Environmental Facilities Community Development Authority, Revenue Bonds, 5.25% (AMBAC INS), 12/1/2018	AAA	1,715,535
	(2) LONG-TERM MUNICIPALS--continued
	Louisiana--continued
$ 215,000	Louisiana PFA, Hospital Revenue, Refunding Revenue Bonds, 5.00% (Louisiana Health System Corporate Project)/(FSA INS)/(Original Issue Yield: 5.10%), 10/1/2013	AAA	$ 236,261
1,000,000	Louisiana PFA, Hospital Revenue, Revenue Bond, 5.00% (Franciscan Missionaries of Our Lady Health System)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.24%), 7/1/2019	AAA	1,053,450
1,045,000	Louisiana PFA (Series A), Revenue Refunding Bonds, 5.125% (Tulane University, LA)/(Original Issue Yield: 5.25%), 7/1/2027	AAA	1,104,858
1,000,000	Louisiana PFA (Series A-2), 5.125% (Original Issue Yield: 5.24%), 11/15/2017	AAA	1,105,190
1,500,000	Louisiana PFA, 4.50%, 10/15/2010	AAA	1,665,435
2,045,000	Louisiana PFA, Multifamily Housing Revenue Bonds (Series A), 7.50% (FHLMC COL), 6/1/2021	AAA	2,170,256
1,000,000	Louisiana PFA, Revenue Bond, 5.00% (FSA INS)/(Original Issue Yield: 5.38%), 8/1/2017	AAA	1,091,050
1,500,000	Louisiana PFA, Revenue Bond, 5.25% (Xavier University of LA Project)/(MBIA Insurance Corp. INS), 9/1/2027	AAA	1,610,970
$ 750,000	Louisiana PFA, Revenue Bond, 6.00% (General Health, Inc.)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 6.15%), 11/1/2012	AAA	$ 760,275
500,000	Louisiana PFA, Revenue Bonds, 5.10% (Tulane University, LA)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.27%), 11/15/2021	AAA	541,040
1,000,000	Louisiana PFA, Revenue Refunding Bonds, 5.45% (AMBAC INS)/(Original Issue Yield: 5.45%), 2/1/2013	NR	1,018,040
1,890,000	Louisiana PFA, Revenue Refunding Bonds (Series A), 6.75% (Bethany Home Project)/(FHA INS), 8/1/2025	AAA	1,921,242
2,445,000	Louisiana Stadium and Expo District (Series B), 4.75% (FGIC INS)/(Original Issue Yield: 5.03%), 7/1/2021	AAA	2,539,279
500,000	Louisiana Stadium and Expo District, Hotel Occupancy Tax and Stadium Revenue Refunding Bonds (Series A), 6.00% (FGIC INS), 7/1/2016	AAA	518,700
1,500,000	Louisiana Stadium and Expo District, Revenue Bonds, 5.75% (FGIC INS)/(Original Issue Yield: 5.85%), 7/1/2026	AAA	1,683,270
1,500,000	Louisiana State, (Series A), 5.00% (FGIC INS)/(Original Issue Yield: 5.23%), 11/15/2015	AAA	1,657,275
	(2) LONG-TERM MUNICIPALS--continued
	Louisiana--continued
$ 1,000,000	Louisiana State, (Series A), 5.00% (FGIC INS)/(Original Issue Yield: 5.42%), 11/15/2019	AAA	$ 1,079,350
1,000,000	Louisiana State, GO UT Bonds (Series B), 5.00% (FSA INS)/(Original Issue Yield: 5.17%), 4/15/2018	AAA	1,084,260
900,000	Louisiana State, GO UT, 5.125% (FGIC INS)/(Original Issue Yield: 5.30%), 4/15/2009	AAA	1,002,978
1,000,000	Louisiana State Office Facilities, Refunding Revenue Bonds, 4.70% (MBIA Insurance Corp. INS)/(Original Issue Yield: 4.79%), 11/1/2022	AAA	1,029,660
1,000,000	Louisiana State Office Facilities, Refunding Revenue Bonds, 4.75% (MBIA Insurance Corp. INS)/(Original Issue Yield: 4.88%), 11/1/2023	AAA	1,028,480
500,000	Louisiana State Office Facilities, Revenue Bonds, 5.375% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.43%), 3/1/2019	AAA	560,090
1,250,000	Louisiana State University and Agricultural and Mechanical College, University & College Improvement Revenue Refunding Bonds, 5.00% (University of New Orleans Project)/(AMBAC INS), 10/1/2030	AAA	1,295,737
$ 1,370,000	Monroe, LA, Sales & Use Tax, Revenue Bond, (Series A), 4.70% (FGIC INS), 7/1/2021	AAA	$ 1,429,855
250,000	New Orleans, LA, Aviation Board, Refunding Revenue Bonds, 6.00% (FSA INS)/(Original Issue Yield: 6.16%), 9/1/2019	AAA	258,502
1,900,000	New Orleans, LA, GO Refunding Bond, 6.20% (AMBAC INS)/(Original Issue Yield: 6.30%), 10/1/2021	AAA	2,056,636
2,000,000	New Orleans, LA, GO UT, 5.125% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.29%), 9/1/2012 (@100)	AAA	2,160,500
4,750,000	New Orleans, LA, GO UT Capital Appreciation Bonds, (AMBAC INS)/(Original Issue Yield: 7.10%), 9/1/2013	AAA	3,336,020
980,000	New Orleans, LA, GO UT Refunding Bonds, 5.875% (AMBAC INS)/(Original Issue Yield: 6.00%), 10/1/2011	AAA	1,059,135
995,000	New Orleans, LA, Home Mortgage Authority, Special Obligation Revenue Bonds, 6.25% (United States Treasury COL)/(Original Issue Yield: 6.518%), 1/15/2011	NR	1,197,881
50,000	New Orleans, LA, Housing Development Corp., Multifamily Housing Refunding Revenue Bonds, 7.375% (FNMA COL)/(Original Issue Yield: 7.499%), 8/1/2005	AAA	50,663
	(2) LONG-TERM MUNICIPALS--continued
	Louisiana--continued
$ 155,000	New Orleans, LA, Housing Development Corp., Multifamily Housing Revenue Bonds, 7.375% (Southwood Patio)/(FNMA COL)/(Original Issue Yield: 7.50%), 8/1/2005	AAA	$ 155,654
1,145,000	Orleans, LA, Levee District, Refunding Revenue Bonds (Series A), 5.95% (FSA INS)/(Original Issue Yield: 6.039%), 11/1/2014	AAA	1,269,358
790,000	Ouachita Parish, LA, East Ouachita Parish School District, GO UT, 5.75% (FGIC INS)/(Original Issue Yield: 5.78%), 3/1/2020	AAA	909,148
780,000	Ouachita Parish, LA, East Ouachita Parish School District, GO UT, 5.75% (FGIC INS)/(Original Issue Yield: 5.81%), 3/1/2021	AAA	895,978
1,020,000	Ouachita Parish, LA, East Ouachita Parish School District, GO UT, 5.75% (FGIC INS)/(Original Issue Yield: 5.85%), 3/1/2024	AAA	1,157,680
1,000,000	Rapides Parish, LA, Consolidated School District No. 62, GO UT (Series A), 5.00% (Original Issue Yield: 5.00%), 3/1/2018	AAA	1,083,930
$ 2,500,000	Rapides Parish, LA, Industrial Development, Refunding Revenue Bonds, 5.875% (AMBAC INS)/(Original Issue Yield: 5.95%), 9/1/2029	AAA	$ 2,895,725
1,000,000	Shreveport, LA, GO, UT, Public Improvement Bonds, 5.00%, 3/1/2017	AAA	1,088,910
870,000	Shreveport, LA, GO, UT (Series A), 4.00% (Original Issue Yield: 4.03%), 11/1/2012	AAA	918,381
750,000	Shreveport, LA, Revenue Bonds (Series A), 5.375% (FSA INS), 1/1/2028	AAA	784,253
500,000	Shreveport, LA, Revenue Bonds (Series B), 5.375% (FSA INS), 1/1/2024	AAA	528,290
1,315,000	Shreveport, LA, Water & Sewer, (Series C), 4.00% (FGIC INS)/(Original Issue Yield: 3.80%), 6/1/2014	AAA	1,378,738
500,000	St. Charles Parish, LA, Environmental Improvement Revenue Bonds, 5.95% (LA Power & Light Co.)/(FSA INS)/(Original Issue Yield: 5.986%), 12/1/2023	AAA	511,660
1,000,000	St. Charles Parish, LA, Solid Waste Disposal Revenue Bonds, 7.00% (LA Power & Light Co.)/(AMBAC INS)/(Original Issue Yield: 7.04%), 12/1/2022	AAA	1,024,660
1,000,000	St. James Parish, LA, GO, UT, 5.50% (AMBAC INS), 3/1/2012	AAA	1,000,510
	(2) LONG-TERM MUNICIPALS--continued
	Louisiana--continued
$ 400,000	St. Tammany Parish, LA, Hospital Service District No. 2, Hospital Revenue Refunding Bonds, 6.125% (Connie Lee LOC)/(Original Issue Yield: 6.315%), 10/1/2011	AAA	$ 418,816
1,000,000	St. Tammany Parish, LA, Hospital Service District No. 2, Revenue Bonds, 6.25% (Connie Lee LOC)/(Original Issue Yield: 6.40%), 10/1/2014	AAA	1,047,780
500,000	St. Tammany Parish, LA, Wide School District No. 12, GO, UT Bonds, 5.375% (FSA INS), 3/1/2013	AAA	536,870
625,000	State Colleges & Universities, LA, Recreational Facility Improvements, 5.50% (University of Southwestern, LA Cajundome)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.499%), 9/1/2017	AAA	704,375
500,000	State Colleges & Universities, LA, Revenue Bonds, 5.65% (University of Southwestern, LA Cajundome)/(MBIA Insurance Corp. INS), 9/1/2026	AAA	556,280

	Total
			86,435,431

	Total Long-Term Municipals (identified cost $80,080,970)		87,611,032

Shares			Value

	MUTUAL FUND--0.9%
797,067	(4)Tax-Free Obligations Fund, Class IS (at net asset value)
			$ 797,067

	TOTAL INVESTMENTS--98.8% (identified cost $80,878,037)		88,408,099

	OTHER ASSETS AND LIABILITIES--NET--1.2%		1,052,692

	TOTAL NET ASSETS--100%
			$ 89,460,791

MID CAP EQUITY FUND

Shares		Value

	COMMON STOCKS--98.2%
	Commercial Services--2.6%
12,090	(1) Dun & Bradstreet Corp.	$ 643,430
16,000	Ikon Office Solutions, Inc.	188,000
47,960	(1) MPS Group, Inc.	467,610
1,250	McGraw-Hill Cos., Inc.	97,713
8,210	SEI Investments, Co.	293,179
8,050	Viad Corp.	196,822

	Total	1,886,754

	Communications--0.9%
5,380	CenturyTel, Inc.	153,707
6,620	Telephone and Data System, Inc.	476,971

	Total	630,678

	Consumer Durables--3.6%
5,000	Centex Corp.	534,000
13,875	D. R. Horton, Inc.	441,086
10,380	Lennar Corp., Class A	513,291
3,930	(1) Mohawk Industries, Inc.	327,369
9,200	Polaris Industries, Inc., Class A	779,148

	Total	2,594,894

	Consumer Non-Durables--5.0%
19,950	Blyth Industries, Inc.	677,302
19,580	(1) Coach, Inc.	775,955
4,610	(1) Constellation Brands, Inc., Class A	146,137
9,500	(1) Dean Foods Co.	344,945
13,690	Hormel Foods Corp.	379,487
51,800	PepsiAmericas, Inc.	993,524
17,260	Tyson Foods, Inc., Class A	274,089

	Total	3,591,439

	Consumer Services--9.0%
7,190	(1) Apollo Group, Inc.	577,788
16,870	(1) Apollo Group, Inc., Class A	1,284,651
4,320	(1) DeVRY, Inc.	128,390
3,030	Dow Jones & Co.	147,561
6,910	(1) Education Management Corp.	221,189
4,220	(1) Entercom Communication Corp.	194,795
16,590	Gtech Holdings Corp.	974,331
3,740	ITT Educational Services, Inc.	142,008
4,320	Media General, Inc., Class A	279,936
9,580	(1) Pixar, Inc.	629,789
4,800	Readers Digest Association, Inc., Class A	64,800
28,160	Ruby Tuesday, Inc.	892,109
760	Washington Post Co., Class B	$ 680,732
6,620	Westwood One, Inc.	204,558

	Total	6,422,637

	Distribution Services--1.5%
14,960	(1) Avnet, Inc.	352,308
5,380	CDW Corp.	372,188
4,700	(1) Henry Schein, Inc.	336,050

	Total	1,060,546

	Electronic Technology--9.3%
14,100	(1) Altera Corp.	311,328
7,860	(1) Cypress Semiconductor Corp.	169,619
11,230	Harris Corp.	530,618
9,880	Imation Corp.	348,764
2,880	(1) International Rectifier Corp.	132,941
14,960	(1) Jabil Circuit, Inc.	418,581
9,020	Linear Technology Corp.	360,710
28,780	(1) MEMC Electronic Materials	273,122
16,880	Microchip Technology, Inc.	481,080
19,000	(1) Plantronics, Inc.	758,480
6,300	Precision Castparts Corp.	284,445
29,450	(1) Rambus, Inc.	953,885
5,760	(1) Silicon Laboratories, Inc.	324,691
23,790	(1) Storage Technology Corp.	698,712
9,000	(1) United Defense Industries, Inc.	275,850
15,100	(1) Vishay Intertechnology, Inc.	339,901

	Total	6,662,727

	Energy Minerals--3.0%
21,680	Apache Corp.	892,565
3,080	Ashland, Inc.	147,563
6,710	Noble Energy, Inc.	313,894
13,000	Valero Energy Corp.	780,000

	Total	2,134,022

	Finance--21.0%
43,000	(1) AmeriTrade Holding Corp.	700,040
15,023	Amsouth Bancorporation	380,082
14,200	Astoria Financial Corp.	572,828
5,127	Bear Stearns Cos., Inc.	450,356
6,450	Capital One Financial Corp.	456,144
7,580	City National Corp.	471,173
11,510	Downey Financial Corp.	619,583
8,150	Everest Re Group Ltd.	712,228
23,999	Fidelity National Financial, Inc.	938,589
22,730	First American Financial Corp.	694,402
13,630	First Tennessee National Corp.	630,251
	COMMON STOCKS--continued
	Finance--continued
29,440	Greenpoint Financial Corp.	$ 1,284,173
15,830	HRPT Properties Trust	175,396
16,210	Hospitality Properties Trust	705,135
28,780	IndyMac Bancorp, Inc.	1,013,056
4,560	(1) Investment Technology Group, Inc.	66,029
12,850	Marshall & Ilsley Corp.	509,117
7,680	Mercantile Bankshares Corp.	346,138
21,210	North Fork Bancorp, Inc.	895,698
11,940	Old Republic International Corp.	281,784
19,480	PMI Group, Inc.	771,408
15,730	Radian Group, Inc.	687,401
15,374	Rayonier, Inc.	662,004
14,870	Ryder Systems, Inc.	547,811
8,050	TCF Financial Corp.	418,439

	Total	14,989,265

	Health Services--4.2%
7,227	(1) Anthem, Inc.	621,161
10,460	(1) Express Scripts, Inc., Class A	761,069
10,560	(1) PacifiCare Health Systems, Inc.	376,992
9,700	Quest Diagnostic, Inc.	803,839
8,440	Universal Health Services, Inc., Class B	455,169

	Total	3,018,230

	Health Technology--7.1%
2,980	(1) Barr Laboratories, Inc.	230,682
16,870	(1) Gilead Sciences, Inc.	914,523
8,260	Hillenbrand Industries, Inc.	545,573
10,840	(1) Invitrogen Corp.	798,908
17,120	Mylan Laboratories, Inc.	402,320
13,240	Perrigo Co.	258,710
9,590	(1) Pharmaceutical Resources, Inc.	598,320
24,270	(1) VISX, Inc.	442,927
10,550	Varian Medical Systems, Inc.	883,457

	Total	5,075,420

	Industrial Services--3.9%
14,950	(1) BJ Services Co.	647,185
15,620	(1) ENSCO International, Inc.	458,759
5,380	(1) FMC Technologies, Inc.	141,494
9,010	Granite Construction, Inc.	218,493
20,130	Helmerich & Payne, Inc.	598,264
5,750	(1) Nabors Industries Ltd.	272,263
4,900	(1) Weatherford International Ltd.	$ 219,520
4,800	Western Gas Resources, Inc.	235,296

	Total	2,791,274

	Non-Energy Minerals--0.7%
4,874	Georgia-Pacific Corp.	156,212
2,880	Martin Marietta Materials	141,379
4,110	Vulcan Materials Co.	194,403

	Total	491,994

	Process Industries--2.5%
4,320	Air Products & Chemicals, Inc.	208,397
16,500	Albemarle Corp.	466,125
8,925	Cabot Corp.	308,805
1,820	(1) Cabot Microelectronics Corp.	81,081
17,940	(1) Cytec Industries, Inc.	624,133
8,630	Glatfelter (P.H.) Co.	100,539

	Total	1,789,080

	Producer Manufacturing--5.2%
13,330	AMETEK, Inc.	661,835
5,180	(1) American Standard Cos.	564,413
4,460	Cummins Engine Co., Inc.	220,324
7,770	(1) Energizer Holdings, Inc.	362,626
2,790	Harsco Corp.	126,750
2,780	Ingersoll-Rand Co., Class A	184,814
8,260	Johnson Controls, Inc.	481,723
7,870	Lear Corp.	485,028
8,450	SPX Corp.	354,900
3,560	Teleflex, Inc.	183,589
4,370	Trinity Industries, Inc.	127,167

	Total	3,753,169

	Retail Trade--6.1%
11,610	(1) Abercrombie & Fitch Co., Class A	366,063
9,450	(1) Bed Bath & Beyond, Inc.	386,316
38,940	Claire's Stores, Inc.	787,367
2,980	Michaels Stores, Inc.	143,159
7,380	Pier 1 Imports, Inc.	172,766
13,430	(1) Rent-A-Center, Inc.	436,609
35,290	Ross Stores, Inc.	1,131,045
14,670	Ruddick Corp.	293,253
15,370	Tiffany & Co.	646,309

	Total	4,362,887

	COMMON STOCKS--continued
	Technology Services--4.9%
8,440	(1) Affiliated Computer Services, Inc., Class A	$ 407,314
22,000	(1) Ascential Software Corp.	496,320
8,720	(1) DST Systems, Inc.	390,307
15,060	(1) Intuit, Inc.	668,062
22,730	(1) Sungard Data Systems, Inc.	660,761
21,110	(1) Symantec Corp.	868,465

	Total	3,491,229

	Transportation--1.5%
6,620	C.H. Robinson Worldwide, Inc.	262,218
7,580	CNF Transportation, Inc.	252,035
7,670	Expeditors International Washington, Inc.	295,602
6,530	Overseas Shipholding Group, Inc.	234,427

	Total	1,044,282

	Utilities--6.2%
10,840	Black Hills Corp.	331,704
18,610	Energy East Corp.	449,618
26,910	MDU Resources Group, Inc.	623,505
9,934	NSTAR	508,124
14,100	National Fuel Gas Co.	356,730
22,150	NiSource, Inc.	480,877
10,850	PNM Resources, Inc.	330,491
20,780	Questar Corp.	744,963
7,860	SCANA Corp.	275,021
10,840	Wisconsin Energy Corp.	350,349

	Total	4,451,382

	TOTAL COMMON STOCKS (identified cost $54,857,264)	70,241,909
	MUTUAL FUND--0.0%
17,000	Fidelity Institutional Cash Treasury Money Market Fund (at net asset value)	17,000

Principal Amount		Value

	REPURCHASE AGREEMENT--1.6%
$ 1,150,000

Repurchase agreement with State Street Corp., dated 2/27/2004 due 3/1/2004 at 0.900% collateralized by a U.S. Treasury Obligation with maturity of 8/15/2019 (repurchase proceeds $1,150,086) (cost of $1,150,000)

		$ 1,150,000

	TOTAL INVESTMENTS--99.8% (identified cost $56,024,264)	71,408,909

	OTHER ASSETS AND LIABILITIES--NET--0.2%	125,251

	TOTAL NET ASSETS--100%	$ 71,534,160

TOTAL RETURN BOND FUND

Principal Amount		Value

	CORPORATE BONDS--38.9%
	Consumer Durables--5.1%
$ 1,500,000	Ford Motor Co., Note, 7.25%, 10/1/2008	$ 1,629,105
1,000,000	General Motors Corp., Bond, 6.25%, 5/1/2005	1,043,190

	Total	2,672,295

	Consumer Non-Durables--3.0%
1,500,000	Nabisco, Inc., Note, 6.375%, 2/1/2035	1,567,740

	Finance--17.6%
1,000,000	Aflac, Inc., 6.50%, 4/15/2009	1,130,080
1,250,000	American Express Co., Sr. Unsub., 6.75%, 6/23/2004	1,272,075
500,000	Boeing Capital Corp., Sr. Note, Series MTN, 5.40%, 11/30/2009	535,050
750,000	CIT Group, Inc., Deb., 5.875%, 10/15/2008	821,063
1,000,000	J.P. Morgan Chase & Co., Note, 5.25%, 5/1/2015	1,030,990
1,000,000	Lehman Brothers, Inc., Bond, 6.50%, 4/15/2008	1,124,240
1,500,000	Old Republic International Corp., Deb., 7.00%, 6/15/2007	1,687,305
1,500,000	Swiss Bank Corp. New York, Sub. Note, 7.25%, 9/1/2006	1,676,595

	Total	9,277,398

	Process Industries--2.1%
1,000,000	Lubrizol Corp., 5.875%, 12/1/2008	1,109,770

	Retail Trade--6.1%
1,000,000	Dayton-Hudson Corp., Note, 7.50%, 7/15/2006	1,123,490
500,000	Target Corp., Note, 5.375%, 6/15/2009	544,680
1,500,000	Wal-Mart Stores, Inc., Unsecd. Note, 6.55%, 8/10/2004	1,535,640

	Total	3,203,810

	Technology Services--2.1%
1,000,000	First Data Corp., Note, 5.80%, 12/15/2008	1,113,370

	Utilities--2.9%
$ 1,500,000	Progress Energy Carolinas, Inc., 1st Mtg. Note, 5.125%, 9/15/2013	$ 1,555,455

	TOTAL CORPORATE BONDS (identified cost $18,682,396)	20,499,838

	GOVERNMENT AGENCIES--17.2%
	Federal Home Loan Bank--1.1%
550,000	7.01%, 6/14/2006	611,336

	Federal Home Loan Mortgage Corporation--4.5%
2,000,000	Unsecd. Note, 6.75%, 9/15/2029	2,381,960

	Federal National Mortgage Association--11.6%
1,500,000	Note, 6.00%, 12/15/2005	1,614,510
1,000,000	Unsecd. Note, 6.50%, 8/15/2004	1,024,730
2,000,000	Unsecd. Note, 7.125%, 3/15/2007	2,274,800
1,000,000	Unsecd. Note, 7.125%, 6/15/2010	1,191,450

	Total	6,105,490

	TOTAL GOVERNMENT AGENCIES (identified cost $7,990,803)	9,098,786

	MORTGAGE BACKED SECURITIES--9.8%
	(5) Federal Home Loan Mortgage Corporation--1.8%
921,841	Federal Home Loan Mortgage Corp., Pool E98632, 5.00%, 8/1/2018	946,325
	Federated National Mortgage Association 20-Year--2.8%
1,410,081	Federal National Mortgage Association, Pool 254739, 6.00%, 4/1/2023	1,482,348
	(5) Federal National Mortgage Association--0.0%
2,850	Pool 76204, 11.00%, 6/1/2019	3,199
3,354	Pool 85131, 11.00%, 5/1/2017	3,781

	Total	6,980

	(5) Government National Mortgage Association 15-Year--0.6%
297,451	Pool 420153, 7.00%, 9/15/2010	321,431

	MORTGAGE BACKED SECURITIES--continued
	(5) Government National Mortgage Association 30-Year--4.6%
$ 17,860	Pool 147875, 10.00%, 3/15/2016	$ 20,104
53,632	Pool 168511, 8.00%, 7/15/2016	58,962
10,239	Pool 174673, 8.00%, 8/15/2016	11,224
10,824	Pool 177145, 8.00%, 1/15/2017	11,899
961	Pool 188080, 8.00%, 9/15/2018	1,060
8,737	Pool 212660, 8.00%, 4/15/2017	9,577
24,313	Pool 216950, 8.00%, 6/15/2017	26,805
10,212	Pool 217533, 8.00%, 5/15/2017	11,167
6,043	Pool 225725, 10.00%, 9/15/2020	6,831
11,167	Pool 227430, 9.00%, 8/15/2019	12,517
2,670	Pool 253449, 10.00%, 10/15/2018	3,024
11,062	Pool 279619, 10.00%, 9/15/2019	12,514
6,229	Pool 287853, 9.00%, 4/15/2020	6,982
3,785	Pool 288967, 9.00%, 4/15/2020	4,243
18,018	Pool 288994, 9.00%, 5/15/2020	20,028
6,501	Pool 289082, 9.00%, 4/15/2020	7,256
8,643	Pool 291100, 9.00%, 5/15/2020	9,729
32,560	Pool 302101, 7.00%, 6/15/2024	34,880
71,448	Pool 345031, 7.00%, 10/15/2023	76,740
75,624	Pool 345090, 7.00%, 11/15/2023	81,083
38,338	Pool 360772, 7.00%, 2/15/2024	41,250
45,300	Pool 404653, 7.00%, 9/15/2025	48,485
61,547	Pool 408884, 7.00%, 9/15/2025	65,874
35,582	Pool 410108, 7.00%, 9/15/2025	38,050
79,581	Pool 410786, 7.00%, 9/15/2025	85,251
148,133	Pool 415427, 7.50%, 8/15/2025	159,753
55,453	Pool 415865, 7.00%, 9/15/2025	59,300
160,321	Pool 418781, 7.00%, 9/15/2025	171,594
176,441	Pool 420157, 7.00%, 10/15/2025	189,012
421,690	Pool 532641, 7.00%, 12/15/2030	449,627
625,374	Pool 780717, 7.00%, 2/15/2028	668,762
	Total	2,403,583

	TOTAL MORTGAGE BACKED SECURITIES (identified cost $4,948,519)	5,160,667

	MUNICIPALS--8.0%
1,175,000	Liberal, KS, GO UT (Series 2), 6.50% Bonds (FSA INS), 12/1/2010	1,308,762
Principal Amounts or Shares		Value

$ 2,000,000	New Orleans, LA Aviation Board, Revenue Bonds, 7.10% Bonds (AMBAC INS), 10/1/2027	$ 2,131,660
360,000	Vail, CO Sales Tax Revenue, Refunding Revenue Bonds, 6.00% Bonds (MBIA LOC), 12/1/2006	394,510
350,000	Vail, CO Sales Tax Revenue, Refunding Revenue Bonds, 6.05% Bonds (MBIA LOC), 12/1/2007	389,767

	TOTAL MUNICIPALS (identified cost $3,870,180)	4,224,699

	U.S. TREASURY--19.0%
	U.S. Treasury Bond--6.4%
1,300,000	12.50%, 8/15/2014	1,909,778
1,250,000	6.125%, 11/15/2027	1,457,812

	Total	3,367,590

	U.S. Treasury Note--12.6%
2,000,000	4.00%, 2/15/2014	2,002,820
4,500,000	5.875%, 11/15/2004	4,650,840

	Total	6,653,660

	TOTAL U.S. TREASURY (identified cost $10,128,617)	10,021,250

	Mutual Fund--0.2%
107,000	Fidelity Institutional Cash Treasury Money Market Fund (at net asset value)	107,000

	Repurchase Agreement--5.6%
$ 2,936,000	Repurchase agreement with State Street Corp., dated 2/27/2004 due 3/1/2004 at 0.90%, collateralized by a U.S. Treasury Obligation with maturity of 8/15/2019 (repurchase proceeds $2,936,220) (cost of $2,936,000)	2,936,000

	TOTAL INVESTMENTS--98.7% (identified cost $48,663,515)	52,048,240

	OTHER ASSETS AND LIABILITIES--NET--1.3%	689,436

	TOTAL NET ASSETS--100%	$ 52,737,676

U.S. GOVERNMENT INCOME FUND

Principal Amount		Value

	LONG-TERM OBLIGATIONS--95.3%
	Corporate Bonds--17.9%
$ 1,200,000	Bear Stearns Cos., Inc., 6.150%, 3/2/2004	$ 1,200,912
2,000,000	Boeing Capital Corp., 6.350%, 11/15/2007	2,223,300
2,000,000	Computer Sciences Corp., 7.375%, 6/15/2011	2,378,660
1,000,000	Ford Motor Credit Co., 6.125%, 3/20/2004	1,002,760
875,000	Ford Motor Credit Co., 7.530%, 7/16/2004	893,226
1,500,000	GE Global Insurance, 7.500%, 6/15/2010	1,756,530
2,500,000	General Electric Capital Corp., 2.850%, 1/30/2006	2,543,225
1,000,000	Ingersoll-Rand Co., 6.250%, 5/15/2006	1,085,620
1,000,000	J.P. Morgan & Co., Inc., 6.000%, 1/15/2009	1,111,780
1,000,000	J.P. Morgan Chase & Co., 5.250%, 5/1/2015	1,030,990
500,000	Wal-Mart Stores, Inc., 4.150%, 6/15/2005	517,035

	Total	15,744,038

	GOVERNMENT AGENCIES--22.8%
	Federal Farm Credit System--2.3%
2,000,000	4.450%, 8/27/2010	2,082,940

	Federal Home Loan Bank--5.9%
2,000,000	2.250%, 8/13/2004	2,010,820
2,000,000	5.980%, 6/18/2008	2,242,980
850,000	7.010%, 6/14/2006	944,792

	Total	5,198,592

	Federal Home Loan Mortgage Corporation--6.4%
3,000,000	2.500%, 12/4/2006	2,992,560
1,000,000	5.750%, 4/29/2009	1,006,840
1,500,000	5.825%, 2/9/2006	1,614,480

	Total	5,613,880

	Federal National Mortgage Association--8.2%
2,500,000	1.000%, 5/19/2008	2,449,175
2,100,000	2.000%, 6/4/2004	2,089,668
$ 1,000,000	5.750%, 6/15/2005	$ 1,055,970
1,000,000	6.000%, 5/15/2008	1,119,840
465,000	6.460%, 6/29/2012	541,148

	Total	7,255,801

	TOTAL GOVERNMENT AGENCIES	20,151,213

	MORTGAGE BACKED SECURITIES--11.4%
	(5) Federal Home Loan Mortgage Corporation 15-Year--0.0%
1,207	9.500%, 10/1/2004	1,222

	(5) Federal Home Loan Mortgage Corporation 30-Year--0.5%
247,080	6.000%, 11/1/2006	254,023
102,286	8.750%, 2/1/2017	112,626
7,116	9.000%, 6/1/2016	7,852
203	9.000%, 9/1/2016	224
905	9.000%, 10/1/2016	999
9,759	9.000%, 1/1/2017	10,768
11,897	9.500%, 10/1/2019	13,273
35,098	10.000%, 5/1/2014	39,047
25,644	10.000%, 6/1/2018	28,697

	Total	467,509

	(5) Federal National Mortgage Association 15-Year--0.1%
84,819	7.000%, 8/1/2012	91,100

	Federal National Mortgage Association 20-Year--1.7%
1,410,081	6.000%, 4/1/2023	1,482,348

	(5) Federal National Mortgage Association 30-Year--1.5%
338,346	5.000%, 4/1/2009	347,014
87,305	6.500%, 1/1/2007	89,667
84,950	6.500%, 1/1/2008	87,286
341,122	7.000%, 12/1/2031	362,336
382,993	7.500%, 7/1/2031	408,006
17,176	9.500%, 8/1/2020	19,167

	Total	1,313,476

	(5) Government National Mortgage Association 15-Year--3.0%
848,258	6.000%, 3/20/2017	897,558
156,040	6.500%, 2/15/2017	167,500
	Mortgage Backed SECURITIES--continued
$ 15,100	7.000%, 11/15/2009	$ 16,318
1,361,886	7.000%, 12/15/2008	1,460,623
71,209	7.000%, 9/15/2010	77,039

	Total	2,619,038

	Government National Mortgage Association 30-Year--4.6%
215,434	6.500%, 4/15/2029	227,888
455,291	7.000%, 9/15/2023	488,159
538,844	7.000%, 6/20/2030	571,508
242,358	7.000%, 2/15/2032	258,339
408,073	7.000%, 3/15/2032	434,981
80,289	7.500%, 10/15/2022	86,863
153,094	7.500%, 3/15/2026	165,198
214,709	7.500%, 9/15/2026	231,551
128,724	7.500%, 11/20/2029	138,016
172,880	7.500%, 12/20/2029	185,361
124,400	7.500%, 12/20/2030	133,342
151,435	8.000%, 1/15/2022	166,532
165,579	8.000%, 4/15/2022	182,086
118,427	8.000%, 8/15/2022	130,233
33,321	8.000%, 11/15/2022	36,778
145,569	8.000%, 10/15/2029	158,580
95,096	8.00%, 2/20/2030	103,238
139.225	8.00%, 3/20/2030	151,146
90,084	8.000%, 1/20/2030	97,797
25,200	8.500%, 2/20/2025	27,633
32,416	9.000%, 2/15/2020	36,488
20,214	9.500%, 6/15/2020	22,684
32,177	9.500%, 7/15/2020	36,192

	Total	4,070,593

	TOTAL MORTGAGE BACKED SECURITIES	10,045,286

	U.S. TREASURY--43.2%
	Treasury Inflation-Indexed Notes--12.7%
4,565,720	3.625%, 1/15/2008	5,152,826
4,486,880	3.875%, 4/15/2029	6,097,939

	Total	11,250,765

	U.S. Treasury Bonds--8.8%
1,500,000	6.000%, 2/15/2026	1,721,010
1,500,000	7.250%, 5/15/2016	1,914,135
Principal Amount or Shares		Value

$ 1,000,000	7.250%, 8/15/2022	$ 1,301,090
500,000	7.875%, 2/15/2021	685,080
300,000	8.500%, 2/15/2020	430,734
500,000	8.750%, 5/15/2020	733,985
900,000	10.375%, 11/15/2009	957,519

	Total	7,743,553

	U.S. Treasury Notes--21.7%
6,000,000	4.000%, 2/15/2014	6,008,460
4,500,000	5.625%, 2/15/2006	4,849,470
1,000,000	6.125%, 8/15/2007	1,125,940
1,500,000	6.250%, 2/15/2007	1,677,885
1,000,000	6.500%, 2/15/2010	1,177,810
1,000,000	6.500%, 5/15/2005	1,063,120
1,000,000	7.000%, 7/15/2006	1,119,530
2,000,000	7.500%, 2/15/2005	2,120,780

	Total	19,142,995

	TOTAL U.S. TREASURY	38,137,313

	Total Long-Term obligations (identified cost $79,134,994)	84,077,850

	MUTUAL FUND--0.1%
99,000	Fidelity Institutional Cash Treasury Money Market Fund (at net asset value)	99,000

	REPURCHASE AGREEMENT--5.0%
$ 4,428,000	Repurchase agreement with State Street Corp., dated 2/27/2004 due 3/1/2004 at 0.900% collateralized by a U.S. Treasury Obligation with maturity of 8/15/2019 (repurchase proceeds $4,428,332) (cost of $4,428,000)	4,428,000

	TOTAL INVESTMENTS--100.4% (identified cost $83,661,994)	88,604,850

	OTHER ASSETS AND LIABILITIES--NET--(0.4)%	(359,042)

	TOTAL NET ASSETS--100%	$ 88,245,808

CASH RESERVE FUND

Principal Amount		Value

	(6) COMMERCIAL PAPER--76.7%
	Agricultural Operations--3.7%
$ 6,000,000	Cargrill, Inc., 1.010%, 3/15/2004	$ 5,997,643

	Consumer Non-Durables--4.8%
2,500,000	Anheuser-Busch Cos., Inc., 1.050%, 7/19/2004	2,489,792
5,383,000	Coca-Cola Co., 1.010%, 3/8/2004	5,381,943

	Total	7,871,735

	Consumer Services--3.7%
6,000,000	Knight-Ridder, Inc., 0.990%, 3/3/2004	5,999,670

	Energy Minerals--3.7%
6,000,000	Chevron Texaco Corp., 1.020%, 3/5/2004	5,999,320

	Finance--47.4%
6,000,000	American Express Co., 1.010%, 4/27/2004	5,990,405
6,000,000	American General Finance Corp., 1.030%, 5/10/2004	5,987,983
6,000,000	Beta Finance, Inc., 1.030% - 1.060%, 4/7/2004 - 4/30/2004	5,992,440
6,000,000	CIESCO LP, 1.010%, 3/9/2004	5,998,653
6,000,000	CIT Group, Inc., 1.050%, 4/19/2004	5,992,446
6,000,000	Citicorp, 1.020%, 3/16/2004	5,997,450
6,000,000	CRC Funding LLC, 1.020%, 3/8/2004	5,998,810
6,000,000	General Electric Capital Corp., 1.030%, 3/4/2004	5,999,485
6,000,000	GOVCO, Inc., 1.040%, 5/11/2004	5,987,693
6,000,000	Household Finance Corp., 1.010%, 3/12/2004	5,998,148
6,000,000	Jupiter Securitization Corp., 1.020%, 3/16/2004 - 3/18/2004	5,997,337
6,000,000	Paccar Finance Corp., 1.000%, 4/13/2004 - 4/22/2004	5,992,083
6,000,000	Prudential Funding Corp., 1.000%, 3/16/2004	5,997,500

	Total	77,930,433

	Health Technology--3.2%
$ 5,310,000	Abbott Laboratories, 0.970% - 1.000%, 3/2/2004 - 3/16/2004	$ 5,307,971

	Process Industries--3.6%
6,000,000	Du Pont (E.I.) de Nemours & Co., 1.010%, 4/19/2004	5,991,752

	Retail Trade--6.6%
5,884,000	Seven Eleven, Inc., 0.99%, 1.050%, 3/15/2004 - 3/23/2004	5,880,763
5,000,000	Wal-Mart Stores, Inc., 1.000%, 3/9/2004	4,999,192

	Total	10,879,955

	TOTAL COMMERCIAL PAPER	125,978,479

	(7) GOVERNMENT AGENCIES--14.0%
	Finance--14.0%
1,000,000	Federal Home Loan Bank System, 1.000%, 4/9/2004	998,917
5,000,000	Federal Home Loan Bank System, 1.040%, 7/2/2004	4,982,233
2,000,000	Federal Home Loan Bank System, 1.450%, 3/11/2005	2,000,000
5,325,000	Federal Home Loan Mortgage Corp., 1.000%, 5/11/2004	5,314,498
3,240,000	Federal National Mortgage Association, 1.000%, 3/3/2004 - 5/19/2004	3,235,542
5,000,000	Federal National Mortgage Association, 1.180%, 7/27/2004	5,000,000
1,500,000	Federal National Mortgage Association, 1.560%, 2/4/2005	1,500,000

	Total	23,031,190

Shares or Principal Amount		Value

	MUTUAL FUND--1.8%
3,019,000	Fidelity Institutional Cash Treasury Money Market Fund	$ 3,019,000

	REPURCHASE AGREEMENT--10.5%
$ 17,234,000	Repurchase agreement with Morgan Stanley & Co., Inc., dated 2/27/2004 due 3/1/2004 at 0.950%, collateralized by a U.S. Treasury Obligation with maturity of 5/15/2021 (repurchase proceeds $17,235,364)	17,234,000

	TOTAL INVESTMENTS--103.0% (at amortized cost)	169,262,669

	OTHER ASSETS AND LIABILITIES--NET-- (3.0)%	(4,981,744)

	TOTAL NET ASSETS--100%	$ 164,280,925

U.S. TREASURY MONEY MARKET FUND

Principal Amounts or Shares		Value

	(7) U.S. TREASURY--61.6%
	U.S. Treasury Bills--61.6%
$ 20,000,000	0.855% - 0.980%, 4/15/2004	$ 9,977,625
10,000,000	0.880%, 3/18/2004	9,995,845
10,000,000	0.900%, 4/1/2004	9,992,250
2,000,000	0.910%, 5/20/2004	1,995,956
9,000,000	0.910% - 0.980%, 7/1/2004	8,970,923
5,000,000	0.915%, 7/8/2004	4,983,606
10,000,000	0.925% - 1.010%, 5/27/2004	9,976,679
5,000,000	0.935%, 3/25/2004	4,996,883
5,000,000	0.940%, 7/15/2004	4,982,245
5,000,000	0.945%, 7/22/2004	4,981,231
5,000,000	0.985%, 4/29/2004	4,991,929
5,000,000	0.990%, 8/26/2004	4,975,525

	TOTAL U.S. TREASURY	90,820,697

	MUTUAL FUND--3.0%
4,446,000	Fidelity Institutional Cash Treasury Money Market Fund	4,446,000

Principal Amount		Value

	REPURCHASE AGREEMENTS--35.4%
$ 36,000,000	Repurchase agreement with Morgan Stanley & Co., dated 2/27/2004 due 3/1/2004 at 0.095%, collateralized by a U.S. Treasury Obligation with maturity of 8/15/2028 (repurchase proceeds $36,002,850)	$ 36,000,000
16,190,000	Repurchase agreement with State Street Corp., dated 2/27/2004 due 3/1/2004 at 0.900%, collateralized by a U.S. Treasury Obligation with maturity of 8/15/2019 (repurchase proceeds $16,191,214)	16,190,000

	TOTAL REPURCHASE AGREEMENTS	52,190,000

	TOTAL INVESTMENTS--100% (at amortized cost)	147,456,697

	OTHER ASSETS AND LIABILITIES--NET--0.0%	4,803

	TOTAL NET ASSETS--100%	$ 147,461,500

Notes to Portfolios of Investments

Hibernia Funds

February 29, 2004 (unaudited)

(1)	Non-income producing.
(2)	Securities that are subject to the federal alternative minimum tax (AMT) represent 6.4% of the Hibernia Louisiana Municipal Income Fund's portfolio calculated based upon total portfolio market value.
(3)	Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.
(4)	Affiliated company.
(5)	Because of monthly principal payments, the average lives of certain government securities are less than the indicated periods.
(6)	Rate shown represents yield to maturity.
(7)	These issues show the rate of discount at time of purchase.

The categories of investments are shown as a percentage of total net assets at February 29, 2004.

The following abbreviations are used in these portfolios:

ADR	--American Depository Receipt
AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
Connie Lee	--College Construction Loan Association
FGIC	--Financial Guaranty Insurance Corporation
FHA	--Federal Housing Administration
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
HFA	--Housing Finance Authority
IDB	--Industrial Development Bond
INS	--Insured
LOC	--Letter of Credit
MTN	--Medium Term Note
PFA	--Public Facility Authority
SFM	--Single Family Mortgage
UT	--Unlimited Tax

Percentages listed on Hibernia Capital Appreciation Fund and Hibernia Mid Cap Equity Fund's Portfolio of Investments beneath the heading "Common Stocks," represent the percentage of the respective portfolio invested in the identified economic sectors.

For Federal Tax Purposes
Hibernia Funds	Cost of Investments
Capital Appreciation Fund	$ 179,694,411
Louisiana Municipal Income Fund	80,892,631
Mid Cap Equity Fund	56,024,264
Total Return Bond Fund	49,081,452
U.S. Government Income Fund	84,280,269
Cash Reserve Fund	169,262,669
U.S. Treasury Money Market Fund	147,456,697

Statements of Assets and Liabilities

Hibernia Funds

February 29, 2004 (unaudited)

	Capital Appreciation Fund	Louisiana Municipal Income Fund	Mid Cap Equity Fund
Assets:
Investments in repurchase agreements	$ --	$ --	$ 1,150,000
Investments in securities	260,493,563	88,408,099(1)	70,258,909

Total investments in securities, at value	260,493,563	88,408,099	71,408,909
Cash	728	--	784
Income receivable	426,327	1,243,615	55,408
Receivable for investments sold	4,979,085	--	--
Receivable for shares sold	632,489	10,280	91,903
Prepaid expenses	26,617	14,771	8,126

Total assets	266,558,809	89,676,765	71,565,130

Liabilities:
Payable for investments purchased	--	--	--
Payable for shares redeemed	1,423,296	--	597
Income distribution payable	--	190,129	--
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	14,449	5,391	11,590
Payable for Directors'/Trustees' fees	1,695	563	277
Payable for portfolio accounting fees (Note 5)	4,486	6,722	11,103
Payable for distribution services fee (Note 5)	52,117	12,086	319
Payable for shareholder services fee (Note 5)	1,051	1,083	7,084

Total liabilities	1,497,094	215,974	30,970

Net Assets Consist of:
Paid in capital	175,881,800	82,015,122	54,950,111
Net unrealized appreciation of investments	80,799,152	7,530,062	15,384,645
Accumulated net realized gain (loss) on investments	8,534,288	(291)	1,252,541
Undistributed (distributions in excess of) net investment income	(153,525)	(84,102)	(53,137)

Total Net Assets	$ 265,061,715	$ 89,460,791	$ 71,534,160

Net Assets:	$ 252,183,924(2)	$ 85,286,795(2)	$ 66,875,373(2)

	$ 12,877,791(3)	$ 4,173,996(3)	$ 4,658,787(3)

Shares Outstanding:	13,418,400(2)	7,363,594(2)	4,466,945(2)

	717,532(3)	360,147(3)	324,379(3)

Total Shares Outstanding	14,135,932	7,723,741	4,791,324

Net Asset Value Per Share	$ 18.79(2)	$ 11.58 (2)	$ 14.97(2)

	$ 17.95(3)	$ 11.59 (3)	$ 14.36(3)

Offering Price Per Share*	$ 19.68(2)***	$ 11.9 (2)****	$ 15.68(2)***

	$ 17.95(3)	$ 11.59 (3)	$ 14.36(3)

Redemption Proceeds Per Share**	$ 18.79(2)	$ 11.58 (2)	$ 14.97(2)

	$ 16.96(3)*****	$ 10.95(3)*****	$ 13.57(3)*****

Investments, at identified cost	$ 179,694,411	$ 80,878,037	$ 56,024,264

(1) Including $797,067 of investments in affiliated issuer.

(2) Represents Class A Shares.

(3) Represents Class B Shares.

Total Return Bond Fund	U.S. Government Income Fund	Cash Reserve Fund	U.S. Treasury Money Market Fund

$ 2,936,000	$ 4,428,000	$ 17,234,000	$ 52,190,000
49,112,240	84,176,850	152,028,669	95,266,697

52,048,240	88,604,850	169,262,669	147,456,697
538	934	579	780
739,269	656,055	17,680	6,924
291	--	--	--
5,947	295,821	462,510	85,573
14,277	16,090	29,179	25,113

52,808,562	89,573,750	169,772,617	147,575,087

--	--	4,998,889	--
5,733	1,114,511	418,525	78,244
28,111	199,360	42,206	27,133
5,490	3,533	11,346	3,880
1,199	5	--
1,996	--	3,730	4,330
28,357	10,533	16,996	--
--	--	--	--

70,886	1,327,942	5,491,692	113,587

52,169,176	86,839,486	164,327,157	147,461,514
3,384,725	4,942,856	--	--
(2,656,352)	(3,241,279)	(48,627)	--
(159,873)	(295,255)	2,395	(14)

$ 52,737,676	$ 88,245,808	$ 164,280,925	$ 147,461,500

$ 52,737,676	$ 88,245,808	$ 163,844,346(2)	$ 147,461,500

--	--	$ 436,579(3)	--

5,234,805	8,440,017	163,889,425(2)	147,461,523

--	--	437,732(3)	--

5,234,805	8,440,017	164,327,157	147,461,523

$ 10.07	$ 10.46	$ 1.00(2)	$ 1.00

--	--	$ 1.00(3)	--

$ 10.38 ****	$ 10.78 ****	$ 1.00(2)	$ 1.00

--	--	$ 1.00(3)	--

$ 10.07	$ 10.46	$ 1.00(2)	$ 1.00

--	--	$ 0.95(3)*****	--

$ 48,663,515	$ 83,661,994	$ 169,262,669	$ 147,456,697

* See "What Do Shares Cost" in the Prospectus.

** See "How to Redeem and Exchange Shares" in the Prospectus.

*** Computation of Offering Price: 100/95.50 of net asset value.

**** Computation of Offering Price: 100/97 of net asset value.

***** Computation of Redemption Proceeds: 94.50/100 of net asset value.

Statements of Operations

Hibernia Funds

February 29, 2004 (unaudited)

	Capital Appreciation Fund	Louisiana Municipal Income Fund	Mid Cap Equity Fund
Investment Income:
Dividends	$ 2,132,698	$ 6,745 (1)	$ 461,342
Interest	5,001	2,129,343	2,617

Total income	2,137,699	2,136,088	463,959

Expenses:
Investment adviser fee (Note 5)	964,530	196,181	254,073
Administrative personnel and services fee (Note 5)	149,067	50,529	39,265
Custodian fees (Note 5)	28,207	10,899	8,402
Transfer and dividend disbursing agent fees and expenses (Note 5)	45,741	26,728	37,597
Directors'/Trustees' fees	9,880	4,373	2,316
Auditing fees	11,337	7,875	7,325
Legal fees	6,658	6,612	8,260
Portfolio accounting fees (Note 5)	37,918	32,534	35,811
Distribution services fee (Note 5)	352,683(2)	119,587(3)	95,226(4)
Shareholder services fee (Note 5)	15,586(6)	5,299(6)	5,268(6)
Share registration costs	14,345	13,152	12,114
Printing and postage	10,902	3,950	5,821
Insurance premiums	3,759	2,529	2,097
Miscellaneous	2,117	2,732	3,521

Total expenses	1,652,730	482,980	517,096

Waivers (Note 5):
Waiver of investment adviser fee	--	(100,270)	--
Waiver of distribution services fee	--	(41,477)(7)	--

Total waivers	--	(141,747)	--

Net expenses	1,652,730	341,233	517,096

Net investment income (loss)	484,969	1,794,855	(53,137)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	9,665,817	(15,941)	2,068,909
Net change in unrealized appreciation of investments	20,795,537	3,151,974	7,850,620

Net realized and unrealized gain on investments	30,461,354	3,136,033	9,919,529

Change in net assets resulting from operations	$ 30,946,323	$ 4,930,888	$ 9,866,392

(1) Received from affiliated issuer.

(2) Represents distribution services fee of $305,924 and $46,759, for Class A Shares and Class B Shares, respectively.

(3) Represents distribution services fee of $103,691 and $15,896, for Class A Shares and Class B Shares, respectively.

(4) Represents distribution services fee of $79,423 and $15,803, for Class A Shares and Class B Shares, respectively.

(5) Represents distribution services fee of $217,281 and $2,129 for Class A Shares and Class B Shares, respectively.

(6) Represents shareholder services fee for Class B Shares.

(7) Represents distribution services fee waiver for Class A Shares.

(8) Represents distribution services fee waiver of $130,368 and $2,129 for Class A Shares and Class B Shares, respectively.

Total Return Bond Fund	U.S. Government Income Fund	Cash Reserve Fund	U.S. Treasury Money Market Fund

$ --	$ --	$ --	$ --
1,287,715	1,835,258	919,264	886,258

1,287,715	1,835,258	919,264	886,258

176,214	200,785	348,784	372,334
29,178	51,712	101,037	107,800
6,800	11,155	19,926	21,103
22,413	16,863	52,061	29,684
3,099	4,045	9,473	8,563
7,097	7,667	10,223	9,446
6,734	6,460	6,853	6,617
25,276	21,282	29,262	25,720
62,934	111,547	219,410 (5)	--
--	--	709 (6)	--
8,314	8,405	12,321	6,677
2,705	2,495	6,919	9,821
2,161	2,426	3,842	3,137
3,103	3,076	2,120	528

356,028	447,918	822,940	601,430

(100,694)	(93,700)	(217,990)	--
--	(44,619)	(132,497)(8)	--
(100,694)	(138,319)	(350,487)	--

255,334	309,599	472,453	601,430

1,032,381	1,525,659	446,811	284,828

--	47,958	190	--
655,983	1,634,769	--	--

655,983	1,682,727	190	--

$ 1,688,364	$ 3,208,386	$ 447,001	$ 284,828

Statements of Changes in Net Assets

Hibernia Funds

February 29, 2004 (unaudited)

	Capital Appreciation Fund		Louisiana Municipal Income Fund

	Six Months Ended February 29, 2004	Year Ended August 31, 2003	Six Months Ended February 29, 2004	Year Ended August 31, 2003
Increase (Decrease) in Net Assets:
Operations :
Net investment income (loss)	$ 484,969	$ 990,849	$ 1,794,855	$ 3,839,317
Net realized gain (loss) on investments	9,665,817	15,490,759	(15,941)	174,785
Net change in unrealized appreciation/depreciation on investments	20,795,537	2,302,262	3,151,974	(1,210,531)

Change in net assets resulting from operations	30,946,323	18,783,870	4,930,888	2,803,571

Distributions to Shareholders:
Distributions from net investment income	(1,003,151)(1)	(881,464)(1)	(1,847,592)(3)	(3,827,363)(5)
Distributions from net realized gain on investments	(15,668,129)(2)	--	(211,682)(4)	(540,234)(6)

Change in net assets from distributions to shareholders	(16,671,280)	(881,464)	(2,059,274)	(4,367,597)

Share Transactions:
Proceeds from sale of shares	10,917,016	35,894,157	3,022,300	13,888,866
Net asset value of shares issued to shareholders in payment of distributions declared	13,081,716	326,238	838,113	1,793,212
Cost of shares redeemed	(19,982,623)	(36,945,664)	(2,866,480)	(15,708,137)

Change in net assets from share transactions	4,016,109	(725,269)	993,933	(26,059)

Change in net assets	18,291,152	17,177,137	3,865,547	(1,590,085)
Net Assets:
Beginning of period	246,770,563	229,593,426	85,595,244	87,185,329

End of period	$ 265,061,715	$246,770,563	$ 89,460,791	$ 85,595,244

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ (153,525)	$ 364,657	$ (84,102)	$ (31,365)

(1) Represents income distributions for Class A Shares.

(2) Represents gain distributions of $14,882,250 and $785,879 for Class A Shares and Class B Shares, respectively.

(3) Represents income distributions of $1,774,048 and $73,544 for Class A Shares and Class B Shares, respectively.

(4) Represents gain distributions of $201,401 and $10,280 for Class A Shares and Class B Shares, respectively.

(5) Represents income distributions of $3,696,273 and $131,090 for Class A Shares and Class B Shares, respectively.

(6) Represents gain distributions of $520,530 and $19,704 for Class A Shares and Class B Shares, respectively.

(7) Represents gain distributions of $314,775 and $21,087 for Class A Shares and Class B Shares, respectively.

Mid Cap Equity Fund		Total Return Bond Fund		U.S. Government Income Fund
Six Months Ended February 29, 2004	Year Ended August 31, 2003	Six Months Ended February 29, 2004	Year Ended August 31, 2003	Six Months Ended February 29, 2004	Year Ended August 31, 2003

$ (53,137)	$ (271,388)	$ 1,032,381	$ 2,104,931	$ 1,525,659	$ 3,558,065
2,068,909	528,822	--	91,618	47,958	264,479
7,850,620	7,078,054	655,983	(614,776)	1,634,769	(1,282,435)

9,866,392	7,335,488	1,688,364	1,581,773	3,208,386	2,540,109

--	--	(1,208,597)	(2,404,027)	(1,857,360)	(4,153,568)
(335,862)(7)	--	--	--	--	--

(335,862)	--	(1,208,597)	(2,404,027)	(1,857,360)	(4,153,568)

10,156,627	16,958,084	4,745,188	7,285,506	3,809,499	16,253,444
319,176	--	1,038,165	2,089,993	575,042	1,324,332
(12,001,387)	(6,759,403)	(2,088,524)	(7,417,882)	(7,063,009)	(11,484,124)

(1,525,584)	10,198,681	3,694,829	1,957,617	(2,678,468)	6,093,652

8,004,946	17,534,169	4,174,596	1,135,363	(1,327,442)	4,480,193

63,529,214	45,995,045	48,563,080	47,427,717	89,573,250	85,093,057

$ 71,534,160	$ 63,529,214	$ 52,737,676	$ 48,563,080	$ 88,245,808	$ 89,573,250

$ (53,137)	$ --	$ (159,873)	$ 16,343	$ (295,255)	$ 36,446

Statements of Changes in Net Assets (continued)

Hibernia Funds

February 29, 2004 (unaudited)

	Cash Reserve Fund		U.S. Treasury Money Market Fund

	Six Months Ended February 29, 2004	Year Ended August 31, 2003	Six Months Ended February 29, 2004	Year Ended August 31, 2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 446,811	$ 1,657,843	$ 284,828	$ 1,173,528
Net realized gain (loss) on investments	190	(3,311)	--	--

Change in net assets resulting from operations	447,001	1,654,532	284,828	1,173,528

Distributions to Shareholders:
Distributions from net investment income	(444,515)(1)	(1,663,528)(2)	(284,247)	(1,173,759)

Share Transactions:
Proceeds from sale of shares	132,293,369	327,590,041	316,133,260	720,769,448
Net asset value of shares issued to shareholders in payment of distributions declared	175,095	599,918	62,719	306,250
Cost of shares redeemed	(151,442,304)	(357,943,914)	(390,069,497)	(693,275,644)

Change in net assets from share transactions	(18,973,840)	(29,753,955)	(73,873,518)	27,800,054

Change in net assets	(18,971,354)	(29,762,951)	(73,872,937)	27,799,823
Net Assets:
Beginning of period	183,252,279	213,015,230	221,334,437	193,534,614

End of period	$164,280,925	$ 183,252,279	$ 147,461,500	$ 221,334,437

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ 2,395	$ 99	$ (14)	$ (595)

(1) Represents income distributions of $443,506 and $1,009 for Class A Shares and Class B Shares, respectively.

(2) Represents income distributions of $1,659,423 and $4,105 for Class A Shares and Class B Shares, respectively.

Combined Notes to Financial Statements

Hibernia Funds
February 29, 2004 (unaudited)

(1) ORGANIZATION

Hibernia Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios (individually referred to as the "Fund", or collectively as the "Funds") which are presented herein:

Portfolio Name	Diversification	Investment Objective
Hibernia Capital Appreciation Fund ("Capital Appreciation Fund")	diversified	provide growth of capital and income.
Hibernia Louisiana Municipal Income Fund ("Louisiana Municipal Income Fund")	non-diversified	provide current income which is generally exempt from federal income tax and personal income taxes imposed by the state of Louisiana.
Hibernia Mid Cap Equity Fund ("Mid Cap Equity Fund")	diversified	total return.
Hibernia Total Return Bond Fund ("Total Return Bond Fund")	diversified	maximize total return.
Hibernia U.S. Government Income Fund ("U.S. Government Income Fund")	diversified	provide current income.
Hibernia Cash Reserve Fund ("Cash Reserve Fund")	diversified	provide current income consistent with stability of principal.
Hibernia U.S. Treasury Money Market Fund ("U.S. Treasury Money Market Fund")	diversified	provide current income consistent with stability of principal and liquidity.

The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuations--Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. U.S. government securities, listed corporate bonds, and other fixed income and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. Cash Reserve Fund and U.S. Treasury Money Market Fund use the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Act. For Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund, Total Return Bond Fund and U.S. Government Income Fund, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees of the Funds (the "Trustees"). Investments in other open-end regulated investment companies are valued at net asset value.

Repurchase Agreements--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions--Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Some of the Funds offer two classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses--All premiums and discounts are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes--It is the Funds' policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

When-Issued and Delayed Delivery Transactions--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds' restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other--Investment transactions are accounted for on a trade date basis.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

EQUITY AND INCOME FUNDS

	Capital Appreciation Fund
	Six Months Ended February 29, 2004		Year Ended August 31, 2003
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	565,997	$ 10,395,134	2,107,437	$ 34,764,538
Shares issued to shareholders in payment of distributions declared	701,667	12,314,274	20,213	326,238
Shares redeemed	(1,031,576)	(19,035,799)	(2,139,768)	(35,022,703)

Net change resulting from Class A Share transactions	236,088	$ 3,673,609	(12,118)	$ 68,073

	Capital Appreciation Fund
	Six Months Ended February 29, 2004		Year Ended August 31, 2003
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	29,861	$ 521,882	71,932	$ 1,129,619
Shares issued to shareholders in payment of distributions declared	45,927	767,442	--	--
Shares redeemed	(53,642)	(946,824)	(123,930)	(1,922,961)

Net change resulting from Class B Share transactions	22,146	$ 342,500	(51,998)	$ (793,342)

Net change resulting from Fund Share transactions	258,234	$ 4,016,109	(64,116)	$ (725,269)

	Louisiana Municipal Income Fund
	Six Months Ended February 29, 2004		Year Ended August 31, 2003
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	250,828	$ 2,868,105	1,030,960	$ 11,871,838
Shares issued to shareholders in payment of distributions declared	68,600	784,645	148,357	1,689,721
Shares redeemed	(224,688)	(2,565,715)	(1,309,069)	(14,962,703)

Net change resulting from Class A Share transactions	94,740	$ 1,087,035	(129,752)	$ (1,401,144)

	Louisiana Municipal Income Fund
	Six Months Ended February 29, 2004		Year Ended August 31, 2003
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	13,550	$ 154,195	176,584	$ 2,017,028
Shares issued to shareholders in payment of distributions declared	4,673	53,468	9,079	103,491
Shares redeemed	(26,292)	(300,765)	(65,233)	(745,434)

Net change resulting from Class B Share transactions	(8,069)	$ (93,102)	120,430	$ 1,375,085

Net change resulting from Fund Share transactions	86,671	$ 993,933	(9,322)	$ (26,059)

	Mid Cap Equity Fund
	Six Months Ended February 29, 2004		Year Ended August 31, 2003
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	644,920	$ 9,614,810	1,438,616	$ 16,335,457
Shares issued to shareholders in payment of distributions declared	22,026	300,002	--	--
Shares redeemed	(824,161)	(11,731,947)	(528,498)	(6,090,301)

Net change resulting from Class A Share transactions	(157,215)	$ (1,817,135)	910,118	$ 10,245,156

	Mid Cap Equity Fund
	Six Months Ended February 29, 2004		Year Ended August 31, 2003
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	38,368	$ 541,817	56,823	$ 622,627
Shares issued to shareholders in payment of distributions declared	1,464	19,174	--	--
Shares redeemed	(20,465)	(269,440)	(62,151)	(669,102)

Net change resulting from Class B Share transactions	19,367	$ 291,551	(5,328)	$ (46,475)

Net change resulting from Fund Share transaction	(137,848)	$ (1,525,584)	904,790	$ 10,198,681

	Total Return Bond Fund
	Six Months Ended February 29, 2004		Year Ended August 31, 2003
	Shares	Dollars	Shares	Dollars
Shares sold	472,956	$ 4,745,188	716,373	$ 7,285,506
Shares issued to shareholders in payment of distributions declared	103,422	1,038,165	205,542	2,089,993
Shares redeemed	(208,253)	(2,088,524)	(727,008)	(7,417,882)

Net change resulting from Fund Share transactions	368,125	$ 3,694,829	194,907	$ 1,957,617

	U.S. Government Income Fund
	Six Months Ended February 29, 2004		Year Ended August 31, 2003
	Shares	Dollars	Shares	Dollars
Shares sold	366,487	$ 3,809,499	1,544,848	$ 16,253,444
Shares issued to shareholders in payment of distributions declared	55,304	575,042	126,328	1,324,332
Shares redeemed	(678,826)	(7,063,009)	(1,092,294)	(11,484,124)

Net change resulting from Fund Share transactions	(257,035)	$ (2,678,468)	578,882	$ 6,093,652

MONEY MARKET FUNDS

	Cash Reserve Fund
	Six Months Ended February 29, 2004		Year Ended August 31, 2003
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	132,271,607	$ 132,271,607	327,318,475	$ 327,318,475
Shares issued to shareholders in payment of distributions declared	174,128	174,128	595,940	595,940
Shares redeemed	(151,179,181)	(151,179,181)	(357,650,686)	(357,650,686)

Net change resulting from Class A Share transactions	(18,733,446)	$ (18,733,446)	(29,736,271)	$ (29,736,271)

	Cash Reserve Fund
	Six Months Ended February 29, 2004		Year Ended August 31, 2003
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	21,762	$ 21,762	271,566	$ 271,566
Shares issued to shareholders in payment of distributions declared	967	967	3,978	3,978
Shares redeemed	(263,123)	(263,123)	(293,228)	(293,228)

Net change resulting from Class B Share transactions	(240,394)	$ (240,394)	(17,684)	$ (17,684)

Net change resulting from Fund Share transactions	(18,973,840)	$ (18,973,840)	(29,753,955)	$ (29,753,955)

	U.S. Treasury Money Market Fund
	Six Months Ended February 29, 2004		Year Ended August 31, 2003
	Shares	Dollars	Shares	Dollars
Shares sold	316,133,260	$ 316,133,260	720,769,448	$ 720,769,448
Shares issued to shareholders in payment of distributions declared	62,719	62,719	306,250	306,250
Shares redeemed	(390,069,497)	(390,069,497)	(693,275,644)	(693,275,644)

Net change resulting from Fund Share transactions	(73,873,518)	$ (73,873,518)	27,800,054	$ 27,800,054

(4) FEDERAL TAX INFORMATION

For federal income tax purposes, the following amounts apply as of February 29, 2004.

Fund	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Capital Appreciation Fund	$ 179,694,411	$ 86,465,620	$ 5,666,468	$ 80,799,152
Louisiana Municipal Income Fund	80,892,631	7,515,468	--	7,515,468
Mid Cap Equity Fund	56,024,264	17,116,938	1,732,293	15,384,645
Total Return Bond Fund	49,081,452	3,175,842	209,054	2,966,788
U.S. Government Income Fund	84,280,269	4,510,902	186,321	4,324,581
Cash Reserve Fund	169,262,669 *	--	--	--
U.S. Treasury Money Market Fund	147,456,697 *	--	--	--

* at amortized cost

At August 31, 2003, Mid Cap Equity Fund, Total Return Bond Fund, U.S. Government Income Fund and Cash Reserve Fund had capital loss carryforwards, as noted below, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Expiration Year
Fund	2004	2005	2008	2009	2010	2011	Total
Mid Cap Equity Fund	$ --	$ --	$ --	$ --	$ 4	$ 479,833	$ 479,837
Total Return Bond Fund	--	--	2,538	159,669	152,412	1,926,558	2,241,177
U.S. Government Income Fund	1,298,006	553,828	77,409	402,687	99,291	122,693	2,553,914
Cash Reserve Fund	--	--	--	--	931	44,663	45,594

(5) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee--Hibernia Asset Management, a separately identifiable division of Hibernia National Bank, the Funds' investment adviser (the "Adviser") receives for its services an annual investment adviser fee based on a percentage of each Fund's average daily net assets as follows:

Fund	Annual Rate
Capital Appreciation Fund	0.75%
Louisiana Municipal Income Fund	0.45%
Mid Cap Equity Fund	0.75%
Total Return Bond Fund	0.70%
U.S. Government Income Fund	0.45%
Cash Reserve Fund	0.40%
U.S. Treasury Money Market Fund	0.40%

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee--Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate daily net assets of the Trust for the reporting period. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Hibernia Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

Distribution Services Fee--The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will reimburse Edgewood Services, Inc. ("Edgewood"), the distributor, from the net assets of the Funds to finance activities intended to result in the sale of each Fund's shares. The Plan provides that the Funds, except for Class B Shares of the Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve Fund, may incur distribution expenses up to 0.25% of the average daily net assets of the Funds, annually, to reimburse Edgewood. Class B Shares of the Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve Fund may incur distribution expenses of up to 0.75% of average daily net assets of the Class B Shares, annually, to reimburse Edgewood. Edgewood may voluntarily choose to waive any portion of its fee. Edgewood can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended February 29, 2004, the U.S. Treasury Money Market Fund did not incur distribution services fees.

Shareholder Services Fee--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), Class B Shares of Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve Fund will pay FSSC up to 0.25% of their average daily net assets for the reporting period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses--Federated Services Company ("FServ"), through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees--FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the reporting period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Custodian Fees--Hibernia National Bank is the Funds' custodian for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the reporting period, plus out-of-pocket expenses.

Other Affiliated Parties and Transactions--Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in certain affiliated money market funds which are distributed by an affiliate of the Funds' distributor. Income distributions earned by the Fund are recorded as income in the accompanying financial statements as follows:

Fund	Affiliated Fund Name	Income from Affiliated Issuer
Louisiana Municipal Income Fund	Tax-Free Obligations Fund	$6,745

General--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(6) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended February 29, 2004, were as follows:

Fund	Purchases	Sales
Capital Appreciation Fund	$33,505,612	$45,610,126
Louisiana Municipal Income Fund	6,540,969	5,245,000
Mid Cap Equity Fund	11,939,197	11,829,393
Total Return Bond Fund	2,556,970	500,000
U.S. Government Income Fund	1,027,870	1,500,000

(7) CONCENTRATION OF CREDIT RISK

Since Louisiana Municipal Income Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable general tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 29, 2004, 81.2% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 24.7% of total investments.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. An investment in Hibernia Cash Reserve Fund and Hibernia U.S. Treasury Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these Funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds' portfolio is available, without charge and upon request, by calling 1-800-562-9007 Ext. 3-3326. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Edgewood Services, Inc., Distributor of the Funds

007697 (04/04)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as defined in rule  30a-3(d)  under the Act),  or the  internal control over financial  reporting of its service  providers during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 11.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Hibernia Funds

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        April 21, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ Charles L. Davis, Jr.,  Principal Executive Officer

Date        April 21, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        April 21, 2004